SUPPLEMENTARY CASHFLOW INFORMATION - Split of cash and non-cash interest and financing charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	€ (1,350)	€ (1,116)
Non-cash	278	(2,041)
Total	(1,072)	(3,157)
Interest Income
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	32
Total	32
Interest and financing fees
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(895)	(739)
Non-cash		(164)
Total	(895)	(903)
Foreign exchange gain (loss)
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(487)	(377)
Non-cash	558	(28)
Total	71	(405)
Lease interest expense
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(112)	(123)
Total	(112)	(123)
Accretion expense on deferred consideration
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(168)	(428)
Total	€ (168)	(428)
Accretion expense on convertible debt
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash		(1,298)
Total		€ (1,298)